DEBT AND BORROWING ARRANGEMENTS (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended	3 Months Ended									0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended								12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Notes due on March 14 2014	Dec. 31, 2012 Notes due on March 13 2015	Dec. 31, 2012 Notes due on March 14 2018	Dec. 31, 2010 Long-term notes	Dec. 31, 2010 Total principal notes due May 15, 2012	Nov. 15, 2010 Total principal notes due May 15, 2012	Nov. 15, 2010 Total principal notes due November 15, 2013	Nov. 15, 2010 Total principal notes due November 15, 2015	Dec. 31, 2011 Total principal notes due September 1 2016	Nov. 15, 2010 Total principal notes due November 15, 2020	Dec. 31, 2011 Total principal notes due September 1 2021	Apr. 01, 2011 U.K. pound sterling notes	Dec. 31, 2012 U.S. dollar zero coupon notes due in 2020	Dec. 31, 2011 U.S. dollar zero coupon notes due in 2020	Dec. 31, 2012 U.S. dollar notes due 2013-2093	Dec. 31, 2011 U.S. dollar notes due 2013-2093	Dec. 31, 2012 US dollar debentures due 2017 through 2098	Dec. 31, 2011 US dollar debentures due 2017 through 2098	Dec. 31, 2012 Other, due through 2098	Dec. 31, 2011 Other, due through 2098	Nov. 30, 2010 Coca-Cola excluding CCE's North America Business	Dec. 31, 2011 CCE's North American business	Dec. 31, 2011 CCE's North American business	Oct. 02, 2010 CCE's North American business	Nov. 30, 2010 Assumed long term debt CCE's North American business	Oct. 02, 2010 Assumed long term debt CCE's North American business	Dec. 31, 2010 Assumed long term debt CCE's North American business Total principal U.S. dollar notes due 2011 to 2037	Dec. 31, 2010 Assumed long term debt CCE's North American business Principal notes U.S. dollar debentures due 2012 to 2098 [Member]	Dec. 31, 2010 Assumed long term debt CCE's North American business Total principal U.S. dollar notes due 2011	Dec. 31, 2010 Assumed long term debt CCE's North American business Total principal U.K. pound sterling notes due 2016 to 2021	Dec. 31, 2010 Assumed long term debt CCE's North American business U.S. dollar zero coupon notes due in 2020	Dec. 31, 2010 Assumed long term debt CCE's North American business Other long-term debt	Dec. 31, 2012 Assumed long term debt Coca-Cola Enterprises Inc.	Dec. 31, 2011 Assumed long term debt Coca-Cola Enterprises Inc.	Dec. 31, 2012 Other, due through 2022
Long-term debt
Fair value adjustment related to the debt assumed																																								$ 617	$ 733
Long-term Debt, Fair Value		16,360			17,157	16,360																											9,345
Exchanged debt assumed																														1,022
Fair value adjustments weighted-average amortization period (in years)																																								17
Total principal amount													1,250	1,250	1,000		1,000																	2,594	2,288	275	544	303	26			90
variable interest rate (as a percentage)																																				1.00%
Repurchase of long-term debt	2,910		19	42	1,250														674									1,083				1,827
Premium paid on repurchase of long-term debt	342
Variable interest rate used								3				3
Basis spread on variable rate used (as a percent)								0.05%					0.05%
Fixed interest rate (as a percent)									0.75%	1.65%				0.75%	1.50%	1.80%	3.15%	3.30%
Debt instrument Average Rate (as a percent)		2.30%			2.10%	2.30%														8.40%	8.40%	1.70%	1.90%	3.70%	4.00%	4.40%	4.80%							5.70%	7.40%		6.50%
Unamortized discounts as of the acquisition date																				36	41
Fair value adjustment		231			273	231
Issuance of long term debt					2,750	2,979		1,000	1,000	750	4,500					1,655		1,324
Debt issued in exchange of assumed debt						979
Premium on exchange of long term debt																														208
Net charge on exchange, repayment or extinguishment of long-term debt						9
Long term debt		15,697			16,313	15,697														135	130	13,407	12,270	2,207	2,482	291	584
Less current portion		2,041			1,577	2,041
Long-term debt non current		13,656			14,736	13,656
Total interest paid					574	573	422
Extinguishment of long-term debt		20
repayment assumed debt unamortized fair value adjustments																													99
Debt assumed, including the current portion																															7,602
Lines of credit and other short-term credit facilities available					7,768
Maturities of Long-Term Debt
2013					1,577
2014					2,633
2015					2,451
2016					1,705
2017					$ 1,439